Annual Total Returns - Fidelity Advisor® Global Real Estate Fund [BarChart] - 07.31 Fidelity Advisor Global Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Global Real Estate Fund - Fidelity Advisor Global Real Estate Fund-Class A
Sep. 29, 2021
Bar Chart Table:
Annual Return 2017	12.77%
Annual Return 2018	(4.90%)
Annual Return 2019	25.36%
Annual Return 2020	(5.32%)